Personnel expenses - Breakdown (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Personnel expenses
Wages and salaries	$ 6,300	$ 5,542	$ 5,211
Social security costs	1,105	1,037	912
Service expense related to defined contribution pension plan	330	300	272
Service expense related to defined benefit pension plan	146	201	188
Share-based payments	283	131	161
Other staff costs	1,289	1,474	1,547
Bonus and benefits granted to employees	3,295	2,787	2,334
Total employee benefits expense	$ 12,748	$ 11,472	$ 10,625